Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay-Versus-Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, the following table provides information about the relationship between executive compensation actually paid to our NEOs and certain financial performance measures of the Company. The table below provides information about the compensation shown on the Summary Compensation Table (“SCT”) and the Compensation Actually Paid (“CAP”) to the CEO and the average for the other NEOs for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, along with information on total shareholder return (“TSR”), net income and adjusted operating income as the Company-Selected Measure for each year. For more information concerning the Company’s pay-for-performance philosophy and how the Company seeks to align executive compensation with the Company’s performance, please refer to “Executive Compensation – Compensation Discussion & Analysis” on page 14.

As reflected in the table below, CAP for our CEO for the year ended December 31, 2022 was approximately 21% lower than the total compensation disclosed in the Summary Compensation Table for our CEO.

PAY-VERSUS-PERFORMANCE TABLE

			Average		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Summary Compensation Table Total for Non-CEO Named Executive Officers (1) (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)	Total Shareholder Return	Standard & Poor’s Footwear Index Total Shareholder Return	Net Income (in thousands) ($) (3)	Adjusted Operating Income (in thousands) ($) (4)
2022	641,072	529,839	396,003	331,913	85	119	20,465	43,343
2021	621,224	761,835	399,379	547,530	140	167	20,559	46,921
2020	697,129	674,468	495,357	511,564	98	141	20,964	31,427

(1)

The following table details the adjustment of the SCT total pay for our CEO, as well as the average for our other NEOs to determine CAP, as computed pursuant to 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

PEO Total Compensation Amount	$ 641,072	$ 621,224	$ 697,129
PEO Actually Paid Compensation Amount	$ 529,839	761,835	674,468
Adjustment To PEO Compensation, Footnote [Text Block]

		CEO		Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	641,072	621,224	697,129	396,003	399,379	495,357
Less: Reported Fair Value of Equity Awards(a)	(87,965)	(64,676)	(52,975)	(100,461)	(64,932)	(52,975)
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(b)	64,480	100,032	52,639	79,864	100,033	52,639
Add: Change in FV of unvested awards(b)	(64,341)	65,472	(21,555)	(34,872)	77,182	9,607
Add: Change in FV for vested awards(b)	(23,407)	39,783	(770)	(8,621)	35,868	6,936
Compensation Actually Paid	529,839	761,835	674,468	331,913	547,530	511,564

(a)	Amounts reflect the aggregate grant date fair values reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We did not grant any equity awards that vested in the year of grant.

(2)	Average for non-CEO NEOs in 2022 reflects partial year compensation for David P. Dixon in connection with his resignation in October 2022.
(3)

Peer group reflects the same Standard & Poor’s Footwear Index Total used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K in accordance with Item 201(e)(1)(ii) of Regulation S-K.

(4)

As shown in the table below, Adjusted Operating Income is determined based on the Company’s actual operating income, less any expenses attributable to the IC Plan (including any expenses relating to the grants of long term equity incentives thereunder and to the grants of options to outside directors), the Company’s manager bonus plan and the Company’s hourly bonus plan, and exclusive of any gains or losses resulting from one-time, extraordinary events, such as charges for goodwill impairment, charges relating to mergers or acquisitions, gains or losses on the sale of assets other than in the ordinary course of business, changes in tariff rates, and charges resulting from changes in accounting policies, all as may be determined in good faith by the Compensation Committee in its discretion.

	Year Ended December 31, (in thousands)
	2022	2021	2020
Operating Income	44,038	35,972	27,170
Add: Expenses Attributable to IC Plan and Non-NEO Bonus	-	1,504	3,552
Add: Acquisition-Related Expenses	397	9,445	705
Less: Disposition of Assets Other than in the Ordinary Course of Business	(1,092)	-	-
Adjusted Operating Income	43,343	46,921	31,427

Non-PEO NEO Average Total Compensation Amount	$ 396,003	399,379	495,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 331,913	547,530	511,564
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]

Narrative Disclosures

The graphs below provide a description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	the Company’s cumulative TSR and Standard & Poor’s Footwear Index Total cumulative TSR (assuming a $100 investment made on December 31, 2019);
●	the Company’s Net Income; and
●	the Company-Selected Measure, which is Adjusted Operating Income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in our “Executive Compensation – Compensation Discussion & Analysis” on page 14, we have a significant focus on pay-for-performance. Adjusted operating income was the sole financial performance measure used to link CAP (as calculated in accordance with the SEC rules) to our NEOs in 2022 to our financial performance for the year.

Total Shareholder Return Amount	$ 85	140	98
Peer Group Total Shareholder Return Amount	119	167	141
Net Income (Loss)	$ 20,465,000	$ 20,559,000	$ 20,964,000
Company Selected Measure Amount		46,921	31,427
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating income
PEO Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (87,965)	$ (64,676)	$ (52,975)
NEO Less: Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(100,461)	(64,932)	(52,975)
PEO Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,480	100,032	52,639
NEO Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	79,864	100,033	52,639
PEO Add: Change in FV of unvested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,341)	65,472	(21,555)
NEO Add: Change in FV of unvested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,872)	77,182	9,607
PEO Add: Change in FV for vested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,407)	39,783	(770)
NEO Add: Change in FV for vested awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,621)	$ 35,868	$ 6,936